Financial liabilities - Summary of Balances in Financial Debt (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financial Liabilities [Abstract]
Lease liabilities - Right of Use	€ 5,553	€ 5,435
Bank overdrafts	37	582
Bank loans	36,195	61,905
Financial liabilities due to related parties	940	968
Fair value of derivatives	1,681	4,417
Financial payables for shares acquisition		7,927
Financial liabilities due to other lenders	1,789
Total current financial liabilities	46,195	81,234
Lease liabilities - Right of Use	17,574	20,186
Bank loans	134,367	224,365
Notes	49,620	49,573
Financial liabilities due to other lenders	735
Total non-current financial liabilities	202,296	294,124
Financial Liabilities	€ 248,491	€ 375,358